Note 8 - Related Party Transactions (Details Textual)								1 Months Ended			9 Months Ended	12 Months Ended
	Jan. 01, 2024 USD ($)	Jan. 01, 2024 EUR (€)	Jan. 01, 2023 USD ($)	Jan. 01, 2023 EUR (€)	Jan. 01, 2022 EUR (€)	Jan. 01, 2018	Jan. 01, 2012	Jun. 30, 2022 USD ($)	May 31, 2022 USD ($)	Oct. 31, 2021 USD ($)	Sep. 30, 2020	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / €	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Nov. 01, 2019 USD ($)
Related Party Agreement Term (Year)			5 years	5 years		5 years	5 years
Service Management Costs Daily Fee Related Party			$ 853	€ 775	€ 720												€ 685
Related Party Transaction Daily Fee Per Vessel Per Day in Lay Up			$ 426	€ 387.5	€ 360											€ 342.5
Foreign Currency Exchange Rate, Remeasurement (in USD per EUR) | $ / €													1.1
Accounts Receivable, after Allowance for Credit Loss, Current													$ 2,037,940	$ 572,961
Eurobulk Ltd. [Member]
Related Party Transaction, Amounts of Transaction													2,150,000	2,000,000	$ 2,000,000
Eurobulk Ltd. [Member] | Vessel Management Fees [Member]
Related Party Transaction, Amounts of Transaction													5,720,831	4,920,063	4,294,789
Eurobulk Ltd. [Member] | Fixed Management Fees [Member] | Special Bonus to Employees and Consultants [Member]
Related Party Transaction, Amounts of Transaction													500,000	420,000	460,000
Eurobulk Ltd. [Member] | Executive Management Fees [Member] | Special Bonus to Employees and Consultants [Member]
Related Party Transaction, Amounts of Transaction													2,650,000	2,420,000	2,460,000
Annual Compensation [Member] | Eurobulk Ltd. [Member] | Forecast [Member]
Related Party Transaction, Amounts of Transaction												$ 2,250,000
Related Party [Member]
Accounts Receivable, after Allowance for Credit Loss, Current													0	$ 32,146
Accounts Payable													$ 1,298,941
First Debt Agreement [Member] | Colby Trading Ltd [Member]
Notes and Loans Payable																		$ 2,500,000
Debt Instrument, Interest Rate, Stated Percentage																		8.00%
Second Debt Agreement [Member] | Colby Trading Ltd [Member]
Interest Paid, Including Capitalized Interest, Operating and Investing Activities, Total															50,000
Eurochart [Member] | Vessel Sales [Member]
Related Party Transaction Commission, Percentage											1.00%		1.00%	1.00%
Commission for Sale of Vessels													$ 142,266	$ 0	0
Eurochart [Member] | Charter Revenues [Member]
Related Party Transaction, Amounts of Transaction													2,350,919	$ 2,370,381	1,075,274
Related Party Transaction Commission, Percentage											1.25%
Eurochart [Member] | Vessel Sales, Commission [Member]
Related Party Transaction, Amounts of Transaction													400,000
Eurochart [Member] | Vessel Sales, Commission [Member] | MV Jonathan P [Member]
Related Party Transaction, Amounts of Transaction										$ 255,000
Eurochart [Member] | Vessel Sales, Commission [Member] | M/V Emmanuel P [Member]
Related Party Transaction, Amounts of Transaction								$ 175,000	$ 175,000
Sentinel [Member]
Related Party Transaction Commission on Premium, Maximum, Percentage														5.00%
Sentinel [Member] | Crew Fees [Member]
Related Party Transaction, Amounts of Transaction													108,208	$ 118,614	77,896
Technomar [Member]
Related Party Transaction Amounts of Transaction Per Crew Member Per Month														50
Technomar [Member] | Crew Fees [Member]
Related Party Transaction, Amounts of Transaction													$ 236,416	$ 235,228	$ 155,739
Subsequent Event [Member]
Service Management Costs Daily Fee Related Party	$ 891	€ 810
Related Party Transaction Daily Fee Per Vessel Per Day in Lay Up	$ 446	€ 405